Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2024
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

Note 16 - EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period. Diluted EPS is the amount of net earnings available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. The following table details the outstanding shares for basic and diluted net earnings per share:

	Year ended March 31, 2024	Year ended March 31, 2023	Year ended March 31, 2022
	USD	USD	USD
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	(9,058,986)	(13,196,535)	(4,102,428)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders	(399,798)	11,836,612	(12,748,636)
Net loss attributable to Akso Health Group’s shareholders	(9,458,784)	(1,359,923)	(16,851,064)

Denominator:
Weighted average number of ordinary shares outstanding-basic	141,516,777	68,598,050	59,612,152
Weighted average number of dilutive potential ordinary shares from share options	-	-	-
Weighted average number of ordinary shares outstanding-diluted	141,516,777	68,598,050	59,612,152
Basic (loss) per common share	(0.07)	(0.02)	(0.28)
Diluted (loss) per common share	(0.07)	(0.02)	(0.28)